Trade receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade receivables
Trade receivables.	$ 9,141	$ 12,710
Cost
Trade receivables
Trade receivables.	9,952	13,370
Accumulated impairment
Trade receivables
Trade receivables.	$ (811)	$ (660)